Average Annual Total Returns - First Trust NASDAQ-100-Technology Sector Index Fund	First Trust NASDAQ-100-Technology Sector Index Fund 1 Year	First Trust NASDAQ-100-Technology Sector Index Fund 5 Years	First Trust NASDAQ-100-Technology Sector Index Fund 10 Years	First Trust NASDAQ-100-Technology Sector Index Fund Since Inception	First Trust NASDAQ-100-Technology Sector Index Fund Inception Date	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions 1 Year	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions 5 Years	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions 10 Years	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions Since Inception	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NASDAQ-100-Technology Sector Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ-100 Technology Sector Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100 Technology Sector Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100 Technology Sector Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ-100 Technology Sector Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	38.82%	27.65%	19.36%	14.77%	Apr. 19, 2006	38.49%	27.17%	18.92%	14.47%	22.93%	22.71%	16.42%	12.74%	39.70%	28.47%	20.11%	15.49%	18.40%	15.22%	13.88%	9.69%	43.89%	27.79%	20.68%	15.14%